Summary of Significant Accounting Policies - Intangible Asset Useful Lives (Details)	12 Months Ended
Dec. 31, 2016
Certificate of Need [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	30 years
Certificate of Need [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	10 years
Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	20 years
Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	10 years
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	18 years
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	1 year
Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	20 years
Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	1 year
Internal Use Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	7 years
Internal Use Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	3 years
Market Access Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	20 years